OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance		Rp 20,153	Rp 25,215	Rp 19,929
Radio frequency usage charges (Note 33c.i)		5,736	5,473	4,276
Leased lines and CPE		4,709	5,125	5,255
Concession fees and USO charges		2,370	2,297	2,249
Cost of sales of handset (Note 8)		1,109	1,860	1,544
Electricity, gas and water		1,102	1,051	1,037
Cost of SIM cards and vouchers (Note 8)		645	866	914
Vehicles rental and supporting facilities		386	413	301
Tower leases		264	480	472
Insurance		246	193	294
Other		733	920	332
Total	$ 2,698	Rp 37,453	Rp 43,893	Rp 36,603